Supplemental Cash Flow Information (Notes)	3 Months Ended
Mar. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures
(16) Supplemental Cash Flow Information

The following schedule summarizes non-cash financing activities for the period presented.

Three Months Ended March 31,
2015
(Millions)
Non-cash financing activities:
Non-cash issuance of common units (1)	$180.0
Non-cash issuance of Class C Common Units (1)	$180.0
Non-cash adjustment of interest in Midstream Holdings (2)	$20.9

(1) Non-cash common units and Class C Common Units were issued as partial consideration for the Coronado acquisition. See Note 3 - Acquisitions for further discussion.
(2) Non-cash adjustment to reflect recast of Midstream Holdings' interest acquired on February 17, 2015. See Note 3 - Acquisitions for further discussion.

Also, see Note 5-Affiliate Transactions for non-cash activities related to Predecessor operations with Devon prior to March 7, 2014.